Note 20 - Fair Value Measurements - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Securities available for sale	$ 285,765	$ 148,090
Fair Value, Recurring [Member]
Securities available for sale	285,765	148,090
Equity securities	248	149
Mortgage loan commitments	26	261
Total	286,039	148,500
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Securities available for sale	0	0
Equity securities	0	0
Mortgage loan commitments	0	0
Total	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Securities available for sale	285,765	148,090
Equity securities	248	149
Mortgage loan commitments	26	261
Total	286,039	148,500
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Securities available for sale	0	0
Equity securities	0	0
Mortgage loan commitments	0	0
Total	$ 0	$ 0